Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Schedule of trade and other receivables

	2023	2022
	$	$

Trade receivables, gross	7,145	5,980
Loss allowance (note 18)	(76)	—
Less amortized cost adjustment	(315)	(143)
Trade receivables, net	6,754	5,837
Tax receivables	414	494
Other receivables	120	13
Total trade and other receivables	7,288	6,344